Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
We are providing the following information about the relationship between executive compensation actually paid (CAP) and certain financial performance of the Company as required by SEC rules. Please see “Compensation Discussion and Analysis” for discussion of our compensation philosophy and how the Compensation and Talent Committee structures our compensation program with performance-based and at-risk target compensation to motivate and reward the achievement of performance-based financial and other goals that align with our operational and strategic objectives. The SEC-defined CAP data set forth in the table below does not reflect amounts actually realized by the NEOs, and the Compensation and Talent Committee has not used or considered CAP previously in establishing the NEO compensation program. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the reporting year. These unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our stock price. As described in detail in the “Compensation Discussion and Analysis” section above, the PSUs are subject to multi-year performance conditions tied to relative and absolute performance metrics and all of the RSUs and PSUs are subject to time vesting conditions. The ultimate values actually realized by the NEOs from unvested equity awards, if any, will not be determined until the awards fully vest.
Pay Versus Performance Table
					Value Of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total For PEO ($)(1)	Compensation Actually Paid To PEO ($)(2)	Average Summary Compensation Table Total For Non-PEO NEOs ($)(3)	Average Compensation Actually Paid To Non-PEO NEOs ($)(2)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income ($ In Millions) (6)	Adjusted EBITDA ($ In Millions) (7)

2025	12,966,927	14,539,276	2,544,371	2,626,605	55.77	79.56	18.3	174.8
2024	6,316,439	(1,929,161)	2,245,511	1,010,140	89.94	80.91	64.9	182.9
2023	7,572,491	3,969,782	2,141,593	1,831,339	117.95	104.54	40.3	180.6
2022	5,408,566	(1,128,864)	1,505,277	520,649	147.08	104.59	24.4	129.8
2021	5,972,977	10,669,937	1,470,524	1,525,029	195.76	142.18	93.4	157.0
(1)
Reflects the amount reported in the “Total” column of the Summary Compensation Table for our Principal Executive Officer (“PEO”), as applicable, for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2025, 2024, and 2023”.

(2)
Amounts reported reflect CAP for Mr. Eyler from 2021 through 2024 and Mr. Presley in 2025 and for the other NEOs as a group (excluding Messrs. Eyler and Presley), as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Eyler and Presley or the other NEOs as a group (excluding Messrs. Eyler and Presley) during the applicable year. The adjustments below were made to Mr. Presley’s total compensation for 2025 and to the NEOs as a group (excluding Mr. Presley) for 2025 to determine the CAP for 2025 in accordance with the requirements of Item 402(v) of Regulation S-K. No amounts were reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for 2025, so no defined benefit and actuarial pension plan adjustments were made 2025.

	Fiscal Year 2025
	PEO ($)	Non-PEO NEOs ($)
Summary Compensation Table total	12,966,927	2,544,371
Adjustments:(a)
Minus reported value of equity awards(b)	7,804,910	1,144,421
Plus year end fair value of equity awards granted in the year	9,377,259	1,407,341
Plus year over year change in fair value of outstanding and unvested equity awards	―	(149,597)
Plus year over year change in fair value of equity awards granted in prior years that vested in the year	―	(31,089)
Minus fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	―	―
Compensation actually paid (CAP)	14,539,276	2,626,605
(a)
The fair values of RSUs and PSUs included in the CAP to our PEO and the Average CAP to our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates, and for PSUs (Adjusted EBITDA/Relative Revenue Growth/Relative TSR/ROIC), updated Company performance metric projections.

(b)
Amounts reflect the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for 2025. No amounts were reported in the “Option Awards” column in the Summary Compensation Table for 2025.

(3)
Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Messrs. Eyler and Presley) for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2025, 2024, and 2023”. The names of each of the other NEOs (excluding Messrs. Eyler and Presley) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Mr. Douyard, Mr. Stocker, Ms. Wilson and Mr. Sundaram; (ii) for 2024, Mr. Anversa, Mr. Stocker, Ms. Wilson, Ms. Runyon and Ms. Xu; (iii) for 2023, Mr. Anversa, Mr. Stocker, Mr. Sundaram and Ms. Xu; (iv) for 2022, Mr. Anversa, Ms. Runyon, Mr. Stocker and Ms. Xu.; and (v) for 2021, Mr. Anversa, Mr. Fisch, Mr. Stocker, Ms. Xu and Mr. Giberson.

(4)
The cumulative TSR depicts a hypothetical $100 investment in our common stock. The amount is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

(5)
The cumulative TSR depicts a hypothetical $100 investment in our common stock. The amount represents the TSR for the Dow Jones US Auto Parts Index, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

(6)	Amounts reflect the net income as reported in the Company’s audited consolidated financial statements for the applicable year.
(7)
Adjusted EBITDA is defined as earnings before interest, taxes, depreciation and amortization, deferred financing cost amortization, non-cash stock based compensation expenses, and other gains and losses not reflective of the Company’s ongoing operations and related tax effects, including transaction expenses, debt retirement expenses, impairment of assets held for sale, impairment of goodwill, gain or loss on sale of business, restructuring expense, unrealized currency gain or loss, and unrealized revaluation of derivatives. Beginning in 2023, the Company excluded the impact of non-cash stock-based compensation from Adjusted EBITDA results; prior years have not been restated. We may calculate Adjusted EBITDA differently in future years.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)
Amounts reported reflect CAP for Mr. Eyler from 2021 through 2024 and Mr. Presley in 2025 and for the other NEOs as a group (excluding Messrs. Eyler and Presley), as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Eyler and Presley or the other NEOs as a group (excluding Messrs. Eyler and Presley) during the applicable year. The adjustments below were made to Mr. Presley’s total compensation for 2025 and to the NEOs as a group (excluding Mr. Presley) for 2025 to determine the CAP for 2025 in accordance with the requirements of Item 402(v) of Regulation S-K. No amounts were reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for 2025, so no defined benefit and actuarial pension plan adjustments were made 2025.

(3)
Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Messrs. Eyler and Presley) for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2025, 2024, and 2023”. The names of each of the other NEOs (excluding Messrs. Eyler and Presley) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Mr. Douyard, Mr. Stocker, Ms. Wilson and Mr. Sundaram; (ii) for 2024, Mr. Anversa, Mr. Stocker, Ms. Wilson, Ms. Runyon and Ms. Xu; (iii) for 2023, Mr. Anversa, Mr. Stocker, Mr. Sundaram and Ms. Xu; (iv) for 2022, Mr. Anversa, Ms. Runyon, Mr. Stocker and Ms. Xu.; and (v) for 2021, Mr. Anversa, Mr. Fisch, Mr. Stocker, Ms. Xu and Mr. Giberson.

Peer Group Issuers, Footnote
(5)
The cumulative TSR depicts a hypothetical $100 investment in our common stock. The amount represents the TSR for the Dow Jones US Auto Parts Index, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	$ 12,966,927	$ 6,316,439	$ 7,572,491	$ 5,408,566	$ 5,972,977
PEO Actually Paid Compensation Amount	$ 14,539,276	(1,929,161)	3,969,782	(1,128,864)	10,669,937
Adjustment To PEO Compensation, Footnote
(2)
Amounts reported reflect CAP for Mr. Eyler from 2021 through 2024 and Mr. Presley in 2025 and for the other NEOs as a group (excluding Messrs. Eyler and Presley), as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Eyler and Presley or the other NEOs as a group (excluding Messrs. Eyler and Presley) during the applicable year. The adjustments below were made to Mr. Presley’s total compensation for 2025 and to the NEOs as a group (excluding Mr. Presley) for 2025 to determine the CAP for 2025 in accordance with the requirements of Item 402(v) of Regulation S-K. No amounts were reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for 2025, so no defined benefit and actuarial pension plan adjustments were made 2025.

	Fiscal Year 2025
	PEO ($)	Non-PEO NEOs ($)
Summary Compensation Table total	12,966,927	2,544,371
Adjustments:(a)
Minus reported value of equity awards(b)	7,804,910	1,144,421
Plus year end fair value of equity awards granted in the year	9,377,259	1,407,341
Plus year over year change in fair value of outstanding and unvested equity awards	―	(149,597)
Plus year over year change in fair value of equity awards granted in prior years that vested in the year	―	(31,089)
Minus fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	―	―
Compensation actually paid (CAP)	14,539,276	2,626,605
(a)
The fair values of RSUs and PSUs included in the CAP to our PEO and the Average CAP to our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates, and for PSUs (Adjusted EBITDA/Relative Revenue Growth/Relative TSR/ROIC), updated Company performance metric projections.

(b)
Amounts reflect the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for 2025. No amounts were reported in the “Option Awards” column in the Summary Compensation Table for 2025.

Non-PEO NEO Average Total Compensation Amount	$ 2,544,371	2,245,511	2,141,593	1,505,277	1,470,524
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,626,605	1,010,140	1,831,339	520,649	1,525,029
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts reported reflect CAP for Mr. Eyler from 2021 through 2024 and Mr. Presley in 2025 and for the other NEOs as a group (excluding Messrs. Eyler and Presley), as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Eyler and Presley or the other NEOs as a group (excluding Messrs. Eyler and Presley) during the applicable year. The adjustments below were made to Mr. Presley’s total compensation for 2025 and to the NEOs as a group (excluding Mr. Presley) for 2025 to determine the CAP for 2025 in accordance with the requirements of Item 402(v) of Regulation S-K. No amounts were reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for 2025, so no defined benefit and actuarial pension plan adjustments were made 2025.

	Fiscal Year 2025
	PEO ($)	Non-PEO NEOs ($)
Summary Compensation Table total	12,966,927	2,544,371
Adjustments:(a)
Minus reported value of equity awards(b)	7,804,910	1,144,421
Plus year end fair value of equity awards granted in the year	9,377,259	1,407,341
Plus year over year change in fair value of outstanding and unvested equity awards	―	(149,597)
Plus year over year change in fair value of equity awards granted in prior years that vested in the year	―	(31,089)
Minus fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	―	―
Compensation actually paid (CAP)	14,539,276	2,626,605
(a)
The fair values of RSUs and PSUs included in the CAP to our PEO and the Average CAP to our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates, and for PSUs (Adjusted EBITDA/Relative Revenue Growth/Relative TSR/ROIC), updated Company performance metric projections.

(b)
Amounts reflect the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for 2025. No amounts were reported in the “Option Awards” column in the Summary Compensation Table for 2025.

Compensation Actually Paid vs. Total Shareholder Return
Cap And Cumulative TSR
The CAP for Mr. Eyler from 2021 through 2024 and Mr. Presley in 2025 and the average CAP for the Company’s other NEOs as a group (excluding Messrs. Eyler and Presley) for 2021, 2022, 2023, 2024 and 2025 is presented in comparison to the Company’s cumulative TSR and to the Dow Jones U.S. Auto Parts Index (the peer group presented for this purpose) for the five years presented in the Pay Versus Performance Table above in the table below.

Compensation Actually Paid vs. Net Income
Cap And Net Income
The CAP for Mr. Eyler from 2021 through 2024 and Mr. Presley in 2025 and the average CAP for the Company’s other NEOs as a group (excluding Messrs. Eyler and Presley) for 2021, 2022, 2023, 2024 and 2025 is presented in comparison to the Company’s net income over such periods in the table below.

Compensation Actually Paid vs. Company Selected Measure
Cap And Adjusted EBITDA
The CAP for Mr. Eyler from 2021 through 2024 and Mr. Presley in 2025 and the average CAP for the Company’s other NEOs as a group (excluding Messrs. Eyler and Presley) for 2021, 2022, 2023, 2024 and 2025 is presented in comparison to the Company’s Adjusted EBITDA over such periods in the table below.

Total Shareholder Return Vs Peer Group
Cap And Cumulative TSR
The CAP for Mr. Eyler from 2021 through 2024 and Mr. Presley in 2025 and the average CAP for the Company’s other NEOs as a group (excluding Messrs. Eyler and Presley) for 2021, 2022, 2023, 2024 and 2025 is presented in comparison to the Company’s cumulative TSR and to the Dow Jones U.S. Auto Parts Index (the peer group presented for this purpose) for the five years presented in the Pay Versus Performance Table above in the table below.

Tabular List, Table
Financial Performance Measures
As described in “Compensation Discussion and Analysis,” a significant portion of the NEO pay is performance-based and at-risk, consistent with the compensation philosophy established by the Compensation and Talent Committee. The NEO compensation program rewards the achievement of specific short-term (annual) and long-term financial and other goals, which are aligned with our operational and strategic goals. The most important financial performance measures used by the Company to link CAP for the Company’s NEOs to the Company’s performance for the most recently completed year are shown below.
MOST IMPORTANT PERFORMANCE MEASURES
Adjusted EBITDA	Revenue Growth
Adjusted EBITDA Margin	Relative TSR*
Adjusted Free Cash Flow Conversion
*Reflects the Company’s TSR compared to a peer group established by the Compensation and Talent Committee.

Total Shareholder Return Amount	$ 55.77	89.94	117.95	147.08	195.76
Peer Group Total Shareholder Return Amount	$ 79.56	$ 80.91	$ 104.54	$ 104.59	$ 142.18
Company Selected Measure Amount	174,800,000	182,900,000	180,600,000	129,800,000	157,000,000
PEO Name	Mr. Presley	Mr. Eyler	Mr. Eyler	Mr. Eyler	Mr. Eyler
Additional 402(v) Disclosure
Company Selected Measure
We have presented Adjusted EBITDA as the Company-selected measure in the table above in accordance with Item 402(v) of Regulation S-K. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link CAP for the Company’s NEOs to Company performance for the most recently completed year that is not otherwise required to be disclosed in the pay versus performance table above. In identifying Adjusted EBITDA as the most important performance measure used by the Company to link CAP for the NEOs to performance for 2025, we considered that (1) the cash bonuses earned by the NEOs under the 2025 Senior Level Bonus Plan were based on the achievement of two financial performance metrics— Adjusted EBITDA and Adjusted Free Cash Flow Conversion—along with a strategic goals measurement, with Adjusted EBITDA being weighted the greatest at 50% and (2) 60-70% of the grant value of the 2025 equity awards granted to the NEOs was delivered via target PSUs, with 75% of the grant value of such target PSUs being earned based on our annual and three-year growth of Adjusted EBITDA Margin. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 18,300,000	$ 64,900,000	$ 40,300,000	$ 24,400,000	$ 93,400,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow Conversion
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,804,910)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,377,259
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,144,421)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,407,341
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(149,597)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,089)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0